Provisions	12 Months Ended
Sep. 30, 2024
Provisions [abstract]
Provisions	Provisions

	Severances[1]	Decommissioning liabilities[2]	Others[3]	Total
	$	$	$	$
As at September 30, 2023	5,719	19,972	18,472	44,163
Additional provisions	70,153	1,326	16,307	87,786
Utilized amounts	(62,796)	(1,367)	(17,942)	(82,105)
Reversals of unused amounts	(1,587)	(1,206)	(3,366)	(6,159)
Discount rate adjustment and imputed interest	—	191	301	492
Foreign currency translation adjustment	514	1,122	609	2,245
As at September 30, 2024	12,003	20,038	14,381	46,422
Current portion	11,797	4,110	11,564	27,471
Non-current portion	206	15,928	2,817	18,951
[1]    See Note 25, Cost optimization program and Note 27c), Investments in subsidiaries.
2    As at September 30, 2024, the decommissioning liabilities were based on the expected cash flows of $20,483,000 and were discounted at a weighted average rate of 1.16%. The timing of settlements of these obligations ranges between one and seventeen years as at September 30, 2024. The reversals of unused amounts are mostly due to favourable settlements.
[3] As at September 30, 2024, others included provisions on revenue-generating contracts, onerous supplier contracts mainly under the cost optimization program (Note 25) and acquisition-related and integration costs (Note 27c), as well as litigation and claims.